Earnings per share - Reconciliation of headline earnings (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings per share [abstract]
Profit attributable to owners of the parent	R 181,134	R 121,458	R 182,989
Profit/(loss) on disposal of property, plant and equipment and intangible assets (note 31.2)	(1,264)	262	208
Impairment of intangible assets (notes 5, 7 and 31.2)	2,687	3,166	2,871
Impairment/(reversal of impairment) of property, plant and equipment (notes 5, 6 and 31.2)	9	(791)	1,905
Non-controlling interest effects of adjustments	0	8	(244)
Income tax effect on the above components	(380)	(661)	2
Headline earnings attributable to owners of the parent	R 182,186	R 123,442	R 187,731